Financial Instruments and Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Jul. 31, 2025	Oct. 31, 2024
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- common shares	$ 1,084	$ 110,400
Short-term investment- Polyrizon Warrants		178,988
Derivative warrant liabilities	2,178,700	3,519,702
Quoted prices in active markets for identical instruments (Level 1) [Member] | Recurring [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- common shares		110,400
Short-term investment- Polyrizon Warrants
Derivative warrant liabilities
Significant other observable inputs (Level 2) [Member] | Recurring [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- common shares
Short-term investment- Polyrizon Warrants
Derivative warrant liabilities
Significant unobservable inputs (Level 3) [Member] | Recurring [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- common shares	1,084
Short-term investment- Polyrizon Warrants		178,988
Derivative warrant liabilities	$ 2,178,700	$ 3,519,702